Consolidated statements of profit or loss - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Sales of goods	S/ 1,225,639	S/ 1,240,169	S/ 1,231,015
Cost of sales	(732,956)	(736,530)	(695,757)
Gross profit	492,683	503,639	535,258
Operating income (expenses)
Administrative expenses	(195,617)	(193,376)	(179,723)
Selling and distribution expenses	(46,567)	(39,899)	(31,481)
Impairment on brine project	(47,582)
Other operating income (expense), net	(4,357)	2,444	3,913
Total operating expenses, net	(294,123)	(230,831)	(207,291)
Operating profit	198,560	272,808	327,967
Other income (expenses)
Finance income	5,842	3,240	3,416
Finance costs	(73,759)	(75,397)	(36,807)
(Loss) gain from exchange difference, net	(2,226)	(2,541)	12,194
Total other expenses, net	(70,143)	(74,698)	(21,197)
Profit before income tax	128,417	198,110	306,770
Income tax expense	(47,032)	(78,627)	(89,383)
Profit for the year from continuing operations	81,385	119,483	217,387
Loss for the year from discontinued operations	(754)	(6,589)	(5,720)
Profit for the year	80,631	112,894	211,667
Attributable to:
Equity holders of the parent	93,782	116,174	215,532
Non-controlling interests	(13,151)	(3,280)	(3,865)
Profit for the year	S/ 80,631	S/ 112,894	S/ 211,667
Earnings per share
Basic profit from continuing and discontinued operations attributable to equity holders of common shares and investment shares of Cementos Pacasmayo S.A.A. (S/ per share)	S/ 0.21	S/ 0.21	S/ 0.38